UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2022

Date of reporting period:  September 30, 2021

Item 1. Reports to Stockholders.

(a)

Great Lakes Disciplined Equity Fund
Institutional Class Shares – GLDNX

Great Lakes Large Cap Value Fund
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Semi-Annual Report

September 30, 2021

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Great Lakes Disciplined Equity Fund

September 30, 2021

Dear Shareholders,

I. INVESTMENT RESULTS

Market Review

During the six month period ending September 30, 2021, investors continued to adjust their collective outlook in response to the evolution of the COVID pandemic and massive government stimulus, the U.S. equity market reflected evolving consensus.  The long-awaited value rally this spring was brought to a grinding halt in large part due to delta variant concerns, which resulted in a sharp decline in yields and a significant rotation into growth stocks.  This effect faded as the worst fears of this variant being both severe and widespread faded.  Concerns about a Fed leadership transition, the debt ceiling, and evolving infrastructure bill did cast a pall over the market as the period came to a close.

Against this backdrop, for the six months ended September 30, 2021, your Great Lakes Disciplined Equity Fund returned the following:

Share Class	6 Months ended 9/30/21
Institutional Class	3.17%
S&P 500 Index	9.18%

Performance data quoted represents past performance and does not guarantee future results.  Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost.  Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020.

Size/Style

Growth stocks outperformed value stocks by a substantial margin during the six month period with the S&P 500 Growth Index adding 14.02% while the S&P 500 Value Index added only 4.10%.

•	Mega-caps slightly outperformed large-caps as measured by the S&P 100 and S&P 500.

•	Growth edged value, as measured by the S&P 500 Growth and S&P 500 Value Indexes.

	o	When looking at the growth value returns for ytd 2021 we find growth has narrowly edged value in the S&P 500 by just over 1.1%.

S&P 500 Sectors

•	Late stage cyclical sectors trailed the S&P 500 during this period.

	o	The Materials sector returned just 1.29%, Industrials narrowly positive 0.06%, while Energy continued its positive momentum returning 9.45% over the period.

•	Sectors showed continued strength including Financials 11.34%, Real Estate 14.08% and Technology rebounding in the period with a 13.06% return in the period.

Great Lakes Disciplined Equity Fund

II. ATTRIBUTION

The Disciplined Equity Large Cap strategy added 3.17% during the period, yet trailed the benchmark S&P 500 Index’s 9.18% return.  Below are the contributions from sector positioning and stock selection:

In total, sector positioning detracted 0.63% from active return:

•	Overweighting the Industrials sector detracted 9 basis points (“bps”) as the sector underperformed the benchmark by 9% during the period.

•	Overweighting the Financials sector also added 5 bps, as the sector outperformed the S&P 500 Index by about 2.2%.

Stock selection within the respective sectors detracted about 4.8% from active return:

•	Stock which benefitted relative performance included:

	o	Tesla (TSLA) topped Earnings Per Share (EPS) estimates in late July, helping its nascent recovery from this spring’s sharp decline.

	o	Moderna (MRNA), beat EPS estimates, but traded mostly in response to the perceived delta variant threat and the need for a booster shot.

•	Stock which detracted from relative performance included:

	o	Zoom Video Communications (ZM) again dropped sharply; first on slowing demand, then on Microsoft embedding Teams in Windows 11 and finally the re-opening trade.

	o	Micron Technology (MU) declined in part on an analyst call that supply had outstripped demand, impairing future pricing power for the commodity memory business.

III. OUTLOOK

These are unprecedented times – that much is for sure.

Do record high profit margins fueling record high corporate profits justify a pricey stock market?  Do incredibly easy financial conditions? So, far, they have.  Rapid expansion of the Fed’s balance sheet, huge fiscal stimulus, and record low real yields are fueling a sharp corporate recovery – but have also fueled inflation.  Strong increases in crude oil and many other commodities have led to a 40 year high in the Producer Price Index (PPI); the jury remains out on whether this will continue to fuel consumer price increases.

The stimulus has certainly also boosted the jobs market, with payrolls – and wages – still growing solidly.  The housing market has also been a significant beneficiary of easy conditions and COVID-driven re-prioritization.  New home permits, starts, and sales remain solid, existing home sales continue at a robust pace, and the Case-Shiller indices are each up close to 20% year over year.  Kind of reminiscent of 2003-2005.

Industrial production has continued its strong recovery, and Issuer Set Margin (ISM) readings indicate this will continue.  Global shipping has awoken from its long slumber, and the Baltic Freight Index is up quite sharply – to 13 year highs.

So yes, stimulus has gotten investors wonderful stock price appreciation up through now, but caution is certainly warranted at these lofty levels.

Jon Quigley, CFA. MSc
CIO, Disciplined Equity

Great Lakes Disciplined Equity Fund

Disclosures:

Active Return refers to that segment of the returns in an investment portfolio that is due to active management decisions made by the portfolio manager.  It does not include any return that is merely a function of the market’s movement.  The active return is calculated as the return of the portfolio minus its benchmark return.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

EPS, or Earnings Per Share, is the industry standard that investors rely on to see how well a company has done-it indicates the profitability of a company.  It is calculated by dividing the company’s net income with its total number of outstanding shares.

PPI, or the Producer Price Index, is published by the Bureau of Labor Statistics and is a group of indexes that calculates and represents the average movement in selling prices from domestic production over time.  It is a measure of inflation based on input costs to producers.

The Case-Schiller index refers to several indices that measure home prices across the United States on a point system, with January 2000 set at 100.  The Case-Shiller U.S. National Home Price Index tracks prices of single-family homes in each of the nine U.S. Census divisions.  The rest of the Case-Shiller indices rely on data from major metropolitan areas in the U.S. to measure the average change in home prices.

ISM, or Issuer Set Margin, is the manufacturing index or purchasing managers’ index and is considered a key indicator of the state of the U.S. economy.  It indicates the level of demand for products by measuring the amount of ordering activity at the nation’s factories.

The S&P 100 Index is a sub-set of the S&P 500 and is designed to measure the performance of large-cap companies ($13.1B or greater) in the United States and comprises 100 major blue chip companies across multiple industry groups.  The stocks in the S&P 100 tend to be the largest and most established companies in the S&P 500.

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

The S&P 500 Growth index tracks the investment results of the S&P 500 index composed of large-capitalization U.S. equities that exhibit growth characteristics.

The S&P 500 Value Index measures the performance of the large-capitalization value sector in the US equity market.  It is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics.

It is not possible to invest directly in an index.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.  Please refer to the schedules of investments for complete holdings information.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in ETFs.  Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares.  ETFs have management and other expense.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater in emerging markets.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Great Lakes Disciplined Equity Fund

Distributed by Quasar Distributors, LLC.

This material must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the Fund, including investment objectives, risks and expenses.

Great Lakes Disciplined Equity Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2021

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Institutional Class	18.89%	12.99%	14.18%	15.18%	14.10%
S&P 500 Index(2)	30.00%	15.99%	16.90%	16.63%	15.42%

(1)	Inception date of the Fund was June 1, 2009.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. This index can not be invested in directly.

The following is expense information for the Great Lakes Disciplined Equity Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2021:

Gross Expenses: 1.12%; Net Expenses: 0.85%. Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

Great Lakes Disciplined Equity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2021(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2021(1)
(% of Net Assets)

Microsoft Corp.	8.6%
Apple, Inc.	7.2%
Tesla, Inc.	4.3%
Facebook, Inc. – Class A	4.3%
Alphabet, Inc. – Class C	4.3%
Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Walt Disney Co.	3.0%
Kroger Co.	2.7%
Danaher Corp. – Class A	2.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

October 24, 2021

Dear Shareholders,

I. INVESTMENT RESULTS

The global recovery from the pandemic continued, but waves of hospitalizations and deaths passed through as new variants of the virus developed. Concerns of economic slowdowns followed. Still, business activity is returning to prior levels and corporate profits restoring progress lost in 2020.  Volatile equity market conditions persist in this unfamiliar environment.

Accommodative monetary policy and stimulative fiscal policy joined rising corporate profits to support equities.  Low interest rates and low, but now rising, inflation have also been favorable for stocks.  Equity market (S&P 500) returns of over 8% through the six months were near the long-term annual average while value style indexes returns, perhaps because of fears of an economic and profits relapse, rose but increases over 4% were less than the equity market.

Share Class	6 Months ended 9/30/21
Institutional Class	3.39%
Russell 1000 Value Index	4.39%

II. ATTRIBUTION

Movement of groups industries and individual holdings were mixed as prognostications of business conditions fluctuated. Generally, areas more sensitive to the economic pace led results, but industry and company-specific factors were more important.

Ten positions in eight broad areas limited results by declining more than 6%. The list includes Biogen (-15% in price) as competition in its leading multiple sclerosis area has risen with competitors’ new products; Cummins (-13%) as the heavy-duty over-the-road highway truck market may be near a cyclical peak; Intel (-17%) as new semiconductor product development is slower than hoped; Renaissance Re (-13%) as the re-insurance market also may be near a cyclical peak; and even Disney (-9%) as reopened parks attendance may be affected by pandemic concerns and restrictions.

In contrast, eleven positions in five broad areas led portfolio results by advancing over 10%. Five of these holdings were financials. Credit quality remains high, balance sheet positions strong, and likelihood of higher interest rates, which allow financials pricing flexibility, is good. Other broad areas with positions among the leaders were energy, information technology (software leader Oracle, +24% in price), materials (pressure-sensitive substrate producer Avery Dennison +12%) and healthcare (CVS, +12%, whose health insurance business unit (Aetna) continues to meet expectations).

III. OUTLOOK

Recovery from the pandemic continues, but emergence of new variants and differences in vaccination levels interrupt progress and add uncertainty to the global economic outlook.

Meanwhile, corporate profit growth will slow as return to pre-pandemic levels is achieved. Inflation has lifted with the economic recovery, and appears, on an underlying basis, to have reached the Federal Reserve Board objective. Interest rates are still low, but have also lifted off the bottom point as the Federal Reserve Board has spoken about tapering to an end to fixed income purchases near mid-2022.  Equities valuation remains high, supported by low interest rates resulting from accommodative monetary policy. These conditions all suggest equity returns may be below the high level of gains which started in spring, 2020.

Edward J. Calkins, CFA
Senior Portfolio Manager
Fund Shareholder

Great Lakes Large Cap Value Fund

Definitions:

The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. For a complete list of fund holdings, please see the Schedule of Investments included in this report.

Mutual fund investing involves risk. Principal loss is possible. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

Great Lakes Large Cap Value Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2021

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	34.76%	8.16%	10.37%	11.31%
Russell 1000 Value Index(2)	35.01%	10.07%	10.94%	11.72%

(1)	Inception date of the Fund was September 28, 2012.
(2)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.  This index can not be invested in directly.

The following is expense information for the Great Lakes Large Cap Value Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2021:

Gross Expenses: 1.04%; Net Expenses: 0.85%. Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

Great Lakes Large Cap Value Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2021(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2021(1)
(% of Net Assets)

Comcast Corp. – Class A	4.2%
Philip Morris International, Inc.	3.9%
BorgWarner, Inc.	3.7%
Bank of America Corp.	3.6%
Berkshire Hathaway, Inc. – Class B	3.5%
Royal Dutch Shell – Class A – ADR	3.4%
Citigroup, Inc.	3.2%
Merck & Co., Inc.	3.1%
American Express Co.	3.0%
Chubb Ltd.	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Small Cap Opportunity Fund

September 30, 2021

Dear Shareholders,

I. INVESTMENT RESULTS

The Great Lakes Small Cap Opportunity Institutional Class (GLSIX) increased 0.63% for the six months ended September 30, 2021.  This outpaced the Russell 2000 index return, which declined 0.25%.

Share Class	6 Months ended 9/30/21
Institutional Class	0.63%
Russell 2000 Index	-0.25%

Small Cap stocks grinded higher for most of the six-month period ended September 30, 2021, driven by strength of the economic recovery and robust earnings from companies.  However, the period ended in a sour note as investors become more cautious and the mixed economic data unnerved confidence about the current economic recovery.  The resurgent Delta variant, inflation concerns, supply chain issues, and central bank tapering added to the worries.  Despite all of these concerns, the market was pretty resilient, ending the period down 0.25%.

From a factor perspective, it was nice to see the leadership of the Russell 2000 Value Index continue.  In fact, this has been the case for all three quarters this year, with the Russell 2000 value index outperforming the Russell 2000 growth index by over 20%.  While value has had an incredible run as of late, growth has still outperformed value by a significant margin since 2016.  Over the long haul, value tends to outperform the broader market, so there should be a long run way for value to continue to lead.

It was also good to see quality companies (earners, higher returns on equity, and lower leverage) outperform lower-quality later in 2Q21.  Companies with high revenue growth and little to no profitability has significantly outperformed profitable companies that generate cash flows.  Historically, quality companies tend to outperform the broader market.  So, similar to what we’ve just experienced with value taking charge, we expect quality stocks will do the same.

As we examine the characteristics of our portfolio, we like how it is positioned.  Our portfolio is full of cash-generating, quality companies with above-average returns on capital and healthy balance sheets.  On an absolute basis, the portfolio trades at a nearly 30% discount to our values, and relative to the Russell 2000 Index, the portfolio is trading at a 25% discount to NTM P/E.  These dynamics should serve us well for both the near-term volatility and the long term outperformance.

II. ATTRIBUTION

For the six months ended September 30, 2021, the Fund returned 0.63%, outperforming the Russell 2000 benchmark’s return of -0.25%.  The Fund’s outperformance relative to the index was driven by both sector allocation and stock selection in Healthcare and Financial sectors.  However, offsetting some of the gains was stock selection in Consumer Discretionary, Communication Services, and Energy sectors.

Healthcare was our best performing sector on a relative basis, adding nearly 300 basis points of alpha.  As noted above, our underweight position, particular in the biotechnology industry where the portfolio had zero exposure (the biotechnology sector which accounts for 9% of the benchmark declined 12% in the period) helped us to outperform, but our strong stock selection drove the bulk of the alpha.  Five of our six healthcare holdings advanced double digits.  In aggregate, our stock selections were up 18.5% versus -7.2% returns for the sector.  Prestige Consumer Healthcare, a leading manufacturer of consumer healthcare products, was our best performer (+27%) as the company delivered excellent earning results aided by a rebound in demand for its products that were negatively impacted last year by COVID.

Great Lakes Small Cap Opportunity Fund

The Financial sector was also a bright spot for the Fund, outperforming by 84 basis points.  Jefferies Financial, an investment banking firm, and First American Financial, a title insurer, helped drive our strong relative outperformance.  Jefferies shares were up 25% as the company continues to benefit from a robust mergers and acquisition and transaction environment.  First American Financial shares advanced 20% as the company is experiencing strong demand in its residential and commercial title markets.  As a result, the company is posting record profitability and earnings per share.  On the flip side, Horace Mann, a specialty insurer, stock underperformed as earnings have been hit with higher catastrophe losses and lower volumes.

The Fund’s Energy sector was our worst performing sector, dinging our relative performance by 123 basis points.  Our two energy equipment producers (Dril-Quip and NOV) have been negatively affected by the slow recovery in offshore drilling activity despite the rising oil prices.  The market has gravitated to highly levered exploration and drilling companies because of the high oil prices.  We believe eventually the higher oil prices should drive increased equipment purchases.  Dril-Quip and NOV are well positioned to benefit from this.

In the Communication Services sector, TripAdvisor, an online travel agency, gave back some of its gains (-37%) as travel stocks sold off due to concerns surrounding the spread of the Delta variant of COVID-19.  We believe this is a temporary set-back, and when leisure travel fully recovers, TripAdvisor should be a strong beneficiary.

The Consumer Discretionary sector detracted 91 basis points of relative performance.  Two stocks, one we own and one we did not, impacted the majority of our negative relative performance.  Quotient Technology, a digital marketing platform operator, posted acceptable earnings, but it did not met the elevated investors’ expectations.  Additionally, management did a poor job explaining their earnings guidance which sent the share -64%.  Finally, not owing AMC Entertainment, a movie theater operator (and a “Meme” stock), which was up 272% in the period, cost us nearly 40 basis point of relative performance.

Thanks for your trust and patience,

Benjamin Kim, CFA

Great Lakes Small Cap Opportunity Fund

Definitions:

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.

The Russell 2000 Growth index consists of 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index that exhibit a growth probability.

The Russell 2000 Value index consists of 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index that also exhibit a value probability.

NTM PE is stands for the P/E ratio for the “next twelve months,” which is a type of forward looking multiple. For the denominator, you would use earnings estimates (Net Income or EBITDA) for the next twelve months of company’s operations. The Price to Earnings Ratio (P/E) is a measure of value for a company. It is equal to the price of a share of common stock divided by the earnings per share for a twelve-month period. P/E data excludes non-earning stocks.

Alpha is used as a measure of performance, indicating when a strategy has managed to beat the market return over some period. Alpha, often considered the active return on an investment, gauges the performance of an investment against a market index or benchmark that is considered to represent the market’s movement as a whole. The excess return of an investment relative to the return of a benchmark index is the investment’s alpha. Alpha may be positive or negative and is the result of active investing.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedules of investments for complete holdings information. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Mutual fund investing involves risk. Principal loss is possible. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Great Lakes Small Cap Opportunity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2021

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Investor Class	50.32%	6.50%	9.50%	12.37%	13.37%
Institutional Class	50.68%	6.77%	9.77%	12.66%	13.66%
Russell 2000 Index(2)	47.68%	10.54%	13.45%	14.63%	14.53%

(1)	Inception date of each class was December 5, 2008.
(2)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.  This index can not be invested in directly.

The following is expense information for the Great Lakes Small Cap Opportunity Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2021:

Investor Class Gross Expense Ratio: 1.30%	Net Expense Ratio: 1.24%
Institutional Class Gross Expense Ratio: 1.05%	Net Expense Ratio: 0.99%.

Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Investor Class and Institutional Class, respectively. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

Great Lakes Small Cap Opportunity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2021(1)(2)
(% of Net Assets)

Money Market Fund &
Other Assets and Liabilities, Net
1.8%
Consumer Staples
2.5%
Real Estate
3.2%
Energy
3.4%
Communication Services
4.9%
Materials
7.6%
Health Care
10.3%
Consumer Discretionary
12.3%
Information Technology
13.3%
Industrials
17.2%
Financials
23.5%

Top 10 Equity Holdings (Unaudited)
September 30, 2021(1)
(% of Net Assets)

ViaSat, Inc.	3.8%
Investors Bancorp, Inc.	3.5%
First American Financial Corp.	3.3%
Prosperity Bancshares, Inc.	3.1%
Prestige Consumer Healthcare, Inc.	3.0%
frontdoor, Inc.	3.0%
Patterson Companies, Inc.	3.0%
Axis Capital Holdings Ltd.	2.9%
Crane Co.	2.8%
Flowserve Corp.	2.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes securities lending collateral.

Great Lakes Funds

Expense Examples (Unaudited)
September 30, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees (Investor Class only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 – September 30, 2021).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Great Lakes Disciplined Equity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2021)	Value (9/30/2021)	(4/1/2021 to 9/30/2021)
Institutional Class Actual(2)	$1,000.00	$1,031.70	$4.33
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.81	$4.31

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2021, of 3.17%.

Great Lakes Large Cap Value Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/2021)	Value (9/30/2021)	(4/1/2021 to 9/30/2021)
Institutional Class Actual(4)	$1,000.00	$1,033.90	$4.33
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.81	$4.31

(3)
Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2021, of 3.39%.

Great Lakes Funds

Expense Examples (Unaudited)
September 30, 2021

Great Lakes Small Cap Opportunity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(5)
	Value (4/1/2021)	Value (9/30/2021)	(4/1/2021 to 9/30/2021)
Investor Class Actual(6)	$1,000.00	$1,004.80	$6.23
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.85	$6.28
Institutional Class Actual(6)	$1,000.00	$1,006.30	$4.98
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.10	$5.01

(5)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.24% and 0.99% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(6)	Based on the actual returns for the six-month period ended September 30, 2021, of 0.48% and 0.63% for the Investor Class and Institutional Class, respectively.

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited)
September 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.4%

Communication Services – 13.9%
Alphabet, Inc. – Class C*	521	$1,388,626
Facebook, Inc. – Class A*	4,157	1,410,844
T-Mobile U.S., Inc.*	3,089	394,651
ViacomCBS, Inc. – Class B	9,767	385,894
Walt Disney Co.*	5,698	963,931
		4,543,946

Consumer Discretionary – 10.7%
Amazon.com, Inc.*	320	1,051,213
Domino’s Pizza, Inc.	476	227,033
O’Reilly Automotive, Inc.*	642	392,300
Tesla, Inc.*	1,821	1,412,149
Ulta Beauty, Inc.*	815	294,150
Yum! Brands, Inc.	989	120,965
		3,497,810

Consumer Staples – 6.7%
Costco Wholesale Corp.	1,413	634,932
Kroger Co.	22,088	893,018
Molson Coors Beverage Co. – Class B	2,425	112,471
Sysco Corp.	7,144	560,804
		2,201,225

Energy – 1.7%
Baker Hughes Co.	6,503	160,819
ConocoPhillips	2,436	165,088
Exxon Mobil Corp.	3,864	227,280
		553,187

Financials – 12.4%
Bank of America Corp.	26,573	1,128,024
Bank of New York Mellon Corp.	3,131	162,311
Capital One Financial Corp.	3,285	532,071
Chubb Ltd.	681	118,140
Goldman Sachs Group, Inc.	1,185	447,965
Hartford Financial Services Group, Inc.	2,524	177,311
JPMorgan Chase & Co.	2,887	472,573
PNC Financial Services Group, Inc.	1,131	221,269
Travelers Companies, Inc.	767	116,592
W.R. Berkley Corp.	4,235	309,917
Wells Fargo & Co.	7,831	363,437
		4,049,610

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Health Care – 10.6%
BioMarin Pharmaceutical, Inc.*	3,936	$304,213
Cerner Corp.	1,528	107,755
Danaher Corp. – Class A	2,889	879,527
Edwards Lifesciences Corp.*	3,334	377,442
Hologic, Inc.*	1,681	124,075
Intuitive Surgical, Inc.*	636	632,279
Laboratory Corporation of America Holdings*	692	194,756
Moderna, Inc.*	638	245,541
Quest Diagnostics, Inc.	2,306	335,085
STERIS plc	518	105,817
Viatris, Inc.	10,407	141,015
		3,447,505

Industrials – 6.3%
Caterpillar, Inc.	677	129,964
Copart, Inc.*	842	116,802
Cummins, Inc.	577	129,571
Eaton Corp. plc	744	111,087
Expeditors International of Washington, Inc.	973	115,913
FedEx Corp.	520	114,031
Norfolk Southern Corp.	1,751	418,927
Union Pacific Corp.	3,996	783,256
Waste Management, Inc.	874	130,540
		2,050,091

Information Technology# – 26.4%
Accenture plc – Class A	1,362	435,731
Adobe, Inc.*	359	206,684
Analog Devices, Inc.	725	121,423
Apple, Inc.	16,561	2,343,382
CDW Corp.	4,102	746,646
Cognizant Technology Solutions Corp. – Class A	2,430	180,330
Microsoft Corp.	9,919	2,796,364
NVIDIA Corp.	2,891	598,900
Paychex, Inc.	1,047	117,735
Texas Instruments, Inc.	2,029	389,994
Visa, Inc. – Class A	1,757	391,372
VMware, Inc. – Class A*	919	136,655
Zoom Video Communications, Inc. – Class A*	638	166,837
		8,632,053

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Materials – 1.9%
Southern Copper Corp.	11,000	$617,540

Real Estate – 5.7%
Crown Castle International Corp. – REIT	2,098	363,625
Equinix, Inc.	642	507,264
Extra Space Storage, Inc.	706	118,601
Prologis, Inc. – REIT	5,449	683,468
American Tower Corp. – REIT	753	199,854
		1,872,812

Utilities – 3.1%
FirstEnergy Corp.	15,130	538,930
PPL Corp.	16,893	470,977
		1,009,907

Total Common Stocks
(Cost $26,384,427)		32,475,686

MONEY MARKET FUND – 0.6%
First American Government Obligations Fund – Class Z, 0.02%^
Total Money Market Fund
(Cost $186,601)	186,601	186,601
Total Investments – 100.0%
(Cost $26,571,028)		32,662,287
Other Assets and Liabilities, Net – 0.0%		7,506
Total Net Assets – 100.0%		$32,669,793

*	Non-income producing security.
#	As of September 30, 2021, the Fund had a significant portion of its assets invested in the information technology sector. See Note 11 in the Notes to the Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2021.

REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited)
September 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.3%

Communication Services – 8.0%
Alphabet, Inc. – Class C*	191	$509,074
Comcast Corp. – Class A	31,284	1,749,714
Walt Disney Co.*	6,237	1,055,114
		3,313,902

Consumer Discretionary – 7.4%
Booking Holdings, Inc.*	186	441,540
BorgWarner, Inc.	35,400	1,529,634
Expedia Group, Inc.*	4,381	718,046
Hasbro, Inc.	4,342	387,393
		3,076,613

Consumer Staples – 7.3%
Anheuser-Busch InBev SA/NV – ADR	14,323	807,531
JM Smucker Co.	4,954	594,629
Philip Morris International, Inc.	17,017	1,613,041
		3,015,201

Energy – 6.9%
Chevron Corp.	9,199	933,239
Royal Dutch Shell – Class A – ADR	32,022	1,427,220
Schlumberger Ltd.	16,450	487,578
		2,848,037

Financials – 24.7%
American Express Co.	7,347	1,230,843
Ameriprise Financial, Inc.	1,769	467,228
Bank of America Corp.	34,737	1,474,586
Berkshire Hathaway, Inc. – Class B*	5,248	1,432,389
Chubb Ltd.	7,082	1,228,586
Citigroup, Inc.	18,863	1,323,805
PNC Financial Services Group, Inc.	5,044	986,808
Prudential Financial, Inc.	8,859	931,967
RenaissanceRe Holdings, Ltd.	8,205	1,143,777
		10,219,989

Health Care – 15.6%
AbbVie, Inc.	9,110	982,696
Biogen, Inc.*	1,696	479,951
Boston Scientific Corp.*	19,258	835,604
CVS Health Corp.	12,607	1,069,830

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.3% (Continued)

Health Care – 15.6% (Continued)
McKesson Corp.	4,878	$972,576
Merck & Co., Inc.	16,862	1,266,505
UnitedHealth Group, Inc.	2,240	875,257
		6,482,419

Industrials – 11.2%
Canadian National Railway Co.	5,058	584,958
Cummins, Inc.	4,350	976,836
Emerson Electric Co.	4,755	447,921
General Electric Co.	10,676	1,099,948
Lockheed Martin Corp.	2,359	814,091
Wabtec Corp.	8,063	695,111
		4,618,865

Information Technology – 10.4%
Cisco Systems, Inc.	16,817	915,349
DXC Technology Co.*	17,733	596,006
Intel Corp.	13,539	721,358
Oracle Corp.	11,997	1,045,299
SS&C Technologies Holdings, Inc.	15,010	1,041,694
		4,319,706

Materials – 3.9%
Avery Dennison Corp.	2,198	455,448
DuPont de Nemours, Inc.	8,506	578,323
International Flavors & Fragrances, Inc.	4,253	568,711
		1,602,482

Utilities – 3.9%
Ameren Corp.	5,095	412,695
Public Service Enterprise Group, Inc.	20,054	1,221,288
		1,633,983
Total Common Stocks
(Cost $31,520,238)		41,131,197

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2021

Description	Shares	Value

MONEY MARKET FUND – 0.6%
First American Government Obligations Fund – Class Z, 0.02%^
Total Money Market Fund
(Cost $265,811)	265,811	$265,811
Total Investments – 99.9%
(Cost $31,786,049)		41,397,008
Other Assets and Liabilities, Net – 0.1%		40,396
Total Net Assets – 100.0%		$41,437,404

*	Non-income producing security
ADR – American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of September 30, 2021.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited)
September 30, 2021

Description	Shares	Value

COMMON STOCKS – 98.2%

Communication Services – 4.9%
Manchester United plc – Class A+	59,147	$1,145,677
TripAdvisor, Inc.*	36,502	1,235,593
		2,381,270

Consumer Discretionary – 12.3%
Cheesecake Factory Inc.+*	9,326	438,322
frontdoor, Inc.*	34,757	1,456,318
Garrett Motion, Inc.*	84,655	623,907
Gildan Activewear, Inc.	31,939	1,166,093
Green Brick Partners, Inc.+*	23,397	480,106
Mattel, Inc.*+	36,885	684,586
Quotient Technology, Inc.*	78,845	458,878
Terminix Global Holdings, Inc.*	17,774	740,643
		6,048,853

Consumer Staples – 2.5%
Spectrum Brands Holdings, Inc.	7,456	713,315
Sprouts Farmers Market, Inc.*	21,533	498,920
		1,212,235

Energy – 3.4%
Dril-Quip, Inc.*	31,316	788,537
NOV, Inc.+*	67,031	878,776
		1,667,313

Financials – 23.5%
Axis Capital Holdings Ltd.	30,711	1,413,934
Bank OZK+	27,912	1,199,658
First American Financial Corp.	24,373	1,634,210
Horace Mann Educators Corp.	18,280	727,361
Investors Bancorp, Inc.	113,466	1,714,471
Jefferies Financial Group, Inc.	34,608	1,284,995
PRA Group, Inc.+*	30,332	1,278,190
Prosperity Bancshares, Inc.	21,406	1,522,609
Pzena Investment Management, Inc. – Class A	78,183	769,321
		11,544,749

Health Care – 10.3%
Haemonetics Corp.*	10,125	714,724
MEDNAX, Inc.*	29,097	827,228
Medpace Holdings, Inc.*	3,037	574,843

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2021

Description	Shares	Value

COMMON STOCKS – 98.2% (Continued)

Health Care – 10.3% (Continued)
Patterson Companies, Inc.+	48,008	$1,446,961
Prestige Consumer Healthcare, Inc.*	26,278	1,474,459
		5,038,215

Industrials – 17.2%
Acuity Brands, Inc.+	5,382	933,077
Crane Co.+	14,490	1,373,797
EnerSys	6,541	486,912
Flowserve Corp.+	39,488	1,369,049
Herman Miller, Inc.+	17,600	662,816
KAR Auction Services, Inc.*	69,068	1,132,025
Resideo Technologies, Inc.+*	26,080	646,523
Sensata Technologies Holding plc*	17,704	968,763
UniFirst Corp.	3,958	841,550
		8,414,512

Information Technology – 13.3%
ACI Worldwide, Inc.+*	14,635	449,733
Avnet, Inc.	25,077	927,097
CACI International, Inc. – Class A*	4,007	1,050,235
Extreme Networks, Inc.*	102,356	1,008,207
Knowles Corp.+*	24,565	460,348
Progress Software Corp.	15,109	743,212
ViaSat, Inc.+*	33,732	1,857,621
		6,496,453

Materials – 7.6%
Berry Global Group, Inc.*	22,068	1,343,500
NewMarket Corp.	3,851	1,304,603
Valvoline, Inc.	35,122	1,095,104
		3,743,207

Real Estate – 3.2%
Jones Lang LaSalle, Inc.*	3,067	760,892
Park Hotels & Resorts, Inc. – REIT+*	42,663	816,570
		1,577,462
Total Common Stocks
(Cost $42,202,529)		48,124,269

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2021

Description	Shares	Value

MONEY MARKET FUND – 1.9%
First American Government Obligations Fund – Class Z, 0.02%^
Total Money Market Fund
(Cost $930,944)	930,944	$930,944

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 23.0%
Mount Vernon Liquid Assets Portfolio, 0.09%^
Total Investments Purchased with
Proceeds from Securities Lending
(Cost 11,291,310)	11,291,310	11,291,310
Total Investments – 123.1%
(Cost $54,424,783)		60,346,523
Other Assets and Liabilities, Net – (23.1)%		(11,320,222)
Total Net Assets – 100.0%		$49,026,301

+	All or a portion of this security was out on loan at September 30, 2021. Total loaned securities had a market value of $10,751,102 at September 30, 2021.
*	Non-income producing security
^	The rate shown is the annualized seven-day effective yield as of September 30, 2021.

REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities (Unaudited)
September 30, 2021

			Small Cap
	Disciplined	Large Cap	Opportunity
	Equity Fund	Value Fund	Fund
ASSETS
Investment securities:
At cost	$26,571,028	$31,786,049	$54,424,783
At value(1)	$32,662,287	$41,397,008	$60,346,523
Dividends & interest receivable	16,036	50,654	29,793
Receivable for capital shares sold	29,287	29,770	—
Interest receivable from securities lending	—	—	477
Prepaid expenses	4,717	602	—
Total Assets	32,712,327	41,478,034	60,376,793
LIABILITIES
Payable upon return of securities loaned (See Note 9)	—	—	11,291,310
Payable for capital shares redeemed	2,160	3,117	309
Payable to investment adviser	10,205	17,493	21,838
Payable for fund administration & accounting fees	10,873	10,293	12,768
Payable for compliance fees	1,898	1,898	1,986
Payable for transfer agent fees & expenses	3,331	2,798	5,569
Payable for custody fees	3,668	1,018	1,108
Payable for audit and tax fees	1,387	1,390	1,576
Payable for trustee fees	2,044	2,043	2,132
Accrued other fees	6,968	580	7,406
Accrued distribution fees – Investor Class	—	—	4,490
Total Liabilities	42,534	40,630	11,350,492
NET ASSETS	$32,669,793	$41,437,404	$49,026,301
COMPOSITION OF NET ASSETS
Paid-in capital	$18,339,643	$30,776,189	$40,914,173
Total distributable earnings	14,330,150	10,661,215	8,112,128
Total net assets	$32,669,793	$41,437,404	$49,026,301
(1) Includes loaned securities of:	$—	$—	$10,751,102

Investor Class Shares:
Net Assets	$—	$—	$4,971,203
Shares issued and outstanding(2)	—	—	264,837
Net asset value, offering price, and redemption price per share	$—	$—	$18.77

Institutional Class Shares:
Net Assets	$32,669,793	$41,437,404	$44,055,098
Shares issued and outstanding(2)	1,670,330	2,623,985	2,299,494
Net asset value, offering price, and redemption price per share	$19.56	$15.79	$19.16

(2)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2021

			Small Cap
	Disciplined	Large Cap	Opportunity
	Equity Fund	Value Fund	Fund
INVESTMENT INCOME:
Interest income	$42	$93	$128
Dividend income	259,189	434,500	277,724
Less: Foreign taxes withheld	(111)	(5,801)	(1,962)
Securities lending income	—	—	2,601
Total investment income	259,120	428,792	278,491

EXPENSES:
Investment advisory fees (See Note 4)	104,522	131,211	154,520
Fund administration & accounting fees (See Note 4)	35,647	34,298	40,047
`Federal & state registration fees	13,627	13,038	29,073
Transfer agent fees & expenses (See Note 4)	8,349	8,248	15,374
Trustee fees	6,178	6,178	6,265
Compliance fees (See Note 4)	6,039	6,039	6,126
Custody fees (See Note 4)	5,403	2,360	2,813
Audit and tax fees	4,890	4,890	5,075
Legal fees	4,879	4,879	4,879
Postage & printing fees	2,044	1,797	1,978
Other fees	1,361	1,361	1,358
Insurance fees	995	1,075	1,075
Distribution fees – Investor Class (See Note 5)	—	—	6,562
Total expenses before interest expense and waiver	193,934	215,374	275,145
Interest expense (See Note 10)	973	65	—
Total expenses before waiver	194,907	215,439	275,145
Less: Fee waiver from investment adviser (See Note 4)	(45,861)	(29,492)	(13,625)
Total net expenses	149,046	185,947	261,520
NET INVESTMENT INCOME	110,074	242,845	16,971

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,969,114	1,369,265	3,616,969
Foreign currency translation	—	(20)	—
Net change in unrealized appreciation/depreciation of:
Investments	(1,882,714)	(83,700)	(3,281,455)
Foreign currency translation	—	(15)	—
Net realized and unrealized gain on investments	1,086,400	1,285,530	335,514

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,196,474	$1,528,375	$352,485

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2021	Ended
	(Unaudited)	March 31, 2021
OPERATIONS:
Net investment income	$110,074	$88,587
Net realized gain on investments	2,969,114	6,479,624
Net change in unrealized appreciation/depreciation of investments	(1,882,714)	7,498,133
Net increase resulting from operations	1,196,474	14,066,344

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	982,969	2,892,898
Proceeds from reinvestment of distributions	46,188	1,085,158
Payments for shares redeemed	(5,492,988)	(8,689,583)
Net decrease in net assets from capital share transactions	(4,463,831)	(4,711,527)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(107,697)	(2,562,569)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,375,054)	6,792,248

NET ASSETS:
Beginning of Period	36,044,847	29,252,599
End of Period	$32,669,793	$36,044,847

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2021	Ended
	(Unaudited)	March 31, 2021
OPERATIONS:
Net investment income	$242,845	$626,318
Net realized gain (loss) on:
Investments	1,369,265	108,622
Foreign currency translation	(20)	5
Net change in unrealized appreciation/depreciation of:
Investments	(83,700)	17,035,669
Foreign currency translation	(15)	36
Net increase resulting from operations	1,528,375	17,770,650

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	767,302	1,935,310
Proceeds from reinvestment of distributions	71,743	294,289
Payments for shares redeemed	(5,214,304)	(11,985,518)
Net decrease in net assets from capital share transactions	(4,375,259)	(9,755,919)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(244,805)	(904,201)
From return of capital	—	(4,900)
Total distributions to shareholders	(244,805)	(909,101)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,091,689)	7,105,630

NET ASSETS:
Beginning of Period	44,529,093	37,423,463
End of Period	$41,437,404	$44,529,093

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2021	Ended
	(Unaudited)	March 31, 2021
OPERATIONS:
Net investment income	$16,971	$139,709
Net realized gain (loss) on investments	3,616,969	(36,665)
Net change in unrealized appreciation/depreciation of investments	(3,281,455)	26,989,577
Net increase resulting from operations	352,485	27,092,621

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	17,404	152,593
Proceeds from reinvestment of distributions	—	28,798
Payments for shares redeemed	(264,172)	(4,643,391)
Decrease in net assets from Investor Class transactions	(246,768)	(4,462,000)
Institutional Class:
Proceeds from shares sold	2,980,068	3,309,932
Proceeds from reinvestment of distributions	—	250,539
Payments for shares redeemed	(3,615,029)	(17,761,934)
Decrease in net assets from Institutional Class transactions	(634,961)	(14,201,463)
Net decrease in net assets from capital share transactions	(881,729)	(18,663,463)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Investor Class	—	(28,802)
Net Distributions to Shareholders – Institutional Class	—	(387,358)
Total distributions to shareholders	—	(416,160)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(529,244)	8,012,998

NET ASSETS:
Beginning of Period	49,555,545	41,542,547
End of Period	$49,026,301	$49,555,545

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Common Share Data

Net asset value, beginning of period	$19.02		$13.43	$14.97	$15.16	$15.61	$14.41

Investment operations:
Net investment income	0.06		0.05	0.13	0.13	0.15	0.22
Net realized and unrealized
gain (loss) on investments	0.54		6.89	(1.08)	1.13	1.87	1.91
Total from investment operations	0.60		6.94	(0.95)	1.26	2.02	2.13

Less distributions from:
Net investment income	(0.06)		(0.05)	(0.13)	(0.14)	(0.15)	(0.22)
Net realized gains	—		(1.30)	(0.46)	(1.31)	(2.32)	(0.71)
Total distributions	(0.06)		(1.35)	(0.59)	(1.45)	(2.47)	(0.93)
Net asset value, end of period	$19.56		$19.02	$13.43	$14.97	$15.16	$15.61

Total return	3.17	%(1)	52.43%	-6.88%	9.22%	12.76%	14.95%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$32,670		$36,045	$29,253	$42,835	$44,160	$46,611

Ratio of expenses to average net assets:
Before expense waiver	1.12	%(2)	1.13%	0.98%	0.95%	0.95%	0.92%
After expense waiver	0.86	%(2)	0.86%	0.85%	0.85%	0.85%	0.85%

Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver	1.11	%(2)	1.12%	0.98%	0.95%	0.95%	0.92%
After expense waiver	0.85	%(2)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	0.63	%(2)	0.25%	0.85%	0.85%	0.91%	1.39%

Portfolio Turnover Rate	54	%(1)	99%	97%	107%	104%	114%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2021		March 31,		March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2021		2020	2019	2018	2017
Per Common Share Data

Net asset value, beginning of period	$15.36		$10.09		$12.75	$14.29	$15.23	$13.45

Investment operations:
Net investment income	0.09		0.19		0.22	0.25	0.20	0.24
Net realized and unrealized
gain (loss) on investments	0.43		5.36		(2.19)	(0.08)	1.01	2.26
Total from investment operations	0.52		5.55		(1.97)	0.17	1.21	2.50

Less distributions from:
Net investment income	(0.09)		(0.19)		(0.22)	(0.25)	(0.20)	(0.24)
Net realized gains	—		(0.09)		(0.47)	(1.46)	(1.95)	(0.48)
Return of capital	—		(0.00	)(1)	—	—	—	—
Total distributions	(0.09)		(0.28)		(0.69)	(1.71)	(2.15)	(0.72)
Net asset value, end of period	$15.79		$15.36		$10.09	$12.75	$14.29	$15.23

Total return	3.39	%(2)	55.58%		-16.64%	1.98%	7.36%	18.87%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$41,437		$44,529		$37,423	$46,804	$50,135	$50,902

Ratio of expenses to average net assets:
Before expense waiver	0.98	%(3)	1.04%		0.93%	0.90%	0.90%	0.91%
After expense waiver	0.85	%(3)	0.85%		0.85%	0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	1.11	%(3)	1.51%		1.62%	1.76%	1.28%	1.66%

Portfolio Turnover Rate	3	%(2)	35%		27%	42%	61%	48%

(1)	Amount per share is less than $0.01.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Common Share Data

Net asset value, beginning of period	$18.68		$10.44	$16.50	$17.36	$17.24	$14.36

Investment operations:
Net investment income (loss)	0.01		0.13	0.18	(0.01)	0.02	0.04
Net realized and unrealized
gain (loss) on investments	0.08		8.20	(5.07)	1.05	1.35	2.90
Total from investment operations	0.09		8.33	(4.89)	1.04	1.37	2.94

Less distributions from:
Net investment income	—		(0.09)	(0.14)	—	(0.06)	(0.06)
Net realized gains	—		—	(1.03)	(1.90)	(1.19)	—
Total distributions	—		(0.09)	(1.17)	(1.90)	(1.25)	(0.06)
Net asset value, end of period	$18.77		$18.68	$10.44	$16.50	$17.36	$17.24

Total return	0.48	%(1)	79.97%	-32.07%	7.28%	7.98%	20.47%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$4,971		$5,186	$6,531	$10,868	$7,238	$9,772

Ratio of expenses to average net assets:
Before expense waiver	1.29	%(2)	1.30%	1.13%	1.10%	1.10%	1.10%
After expense waiver	1.24	%(2)	1.24%	1.13%	1.10%	1.10%	1.10%

Ratio of net investment income
to average net assets:
After expense waiver	0.08	%(2)	0.37%	1.06%	0.00%	0.05%	0.14%

Portfolio Turnover Rate	22	%(1)	64%	53%	115%	101%	106%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Common Share Data

Net asset value, beginning of period	$19.04		$10.65	$16.80	$17.64	$17.51	$14.58

Investment operations:
Net investment income	(0.07)		0.06	0.23	0.04	0.06	0.06
Net realized and unrealized
gain (loss) on investments	0.19		8.47	(5.18)	1.06	1.37	2.97
Total from investment operations	0.12		8.53	(4.95)	1.10	1.43	3.03

Less distributions from:
Net investment income	—		(0.14)	(0.18)	(0.04)	(0.11)	(0.10)
Net realized gains	—		—	(1.02)	(1.90)	(1.19)	—
Total distributions	—		(0.14)	(1.20)	(1.94)	(1.30)	(0.10)
Net asset value, end of period	$19.16		$19.04	$10.65	$16.80	$17.64	$17.51

Total return	0.63	%(1)	80.39%	-31.87%	7.51%	8.21%	20.78%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$44,055		$44,370	$35,011	$67,804	$74,626	$72,171

Ratio of expenses to average net assets:
Before expense waiver	1.05	%(2)	1.05%	0.88%	0.85%	0.85%	0.85%
After expense waiver	0.99	%(2)	0.99%	0.88%	0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	0.06	%(2)	0.29%	1.32%	0.25%	0.30%	0.39%

Portfolio Turnover Rate	22	%(1)	64%	53%	115%	101%	106%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Notes to the Financial Statements (Unaudited)
September 30, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Large Cap Value Fund commenced operations on September 28, 2012.  The Disciplined Equity Fund commenced operations on June 1, 2009 and the Small Cap Opportunity Fund commenced operations on December 5, 2008.  The Small Cap Opportunity Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Disciplined Equity Fund  and Large Cap Value Fund currently offer only Institutional Class shares.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended September 30, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.  As of and during the period ended September 30, 2021, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. tax authorities for the years prior to March 31, 2018.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Gains realized by the Funds on the sale of securities in certain countries may also be subject to non-U.S. taxes.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2021

Funds may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value.  The Funds will not hold more than 15% of the value of their net assets in illiquid securities.  At September 30, 2021, the Funds did not hold any illiquid securities.

Security Loans – When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The Funds also continue to receive dividends on the securities loaned.  The loans are secured by collateral at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.  Currently, only the Small Cap Opportunity Fund is eligible to participate in securities lending.  See Note 9.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2021

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks and exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their NAV per share and are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2021

determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value each Fund’s securities as of September 30, 2021:

Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$32,475,686	$—	$—	$32,475,686
Money Market Fund	186,601	—	—	186,601
Total Investments	$32,662,287	$—	$—	$32,662,287

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$41,131,197	$—	$—	$41,131,197
Money Market Fund	265,811	—	—	265,811
Total Investments	$41,397,008	$—	$—	$41,397,008

Small Cap Opportunity Fund	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$48,124,269	$—	$—	$48,124,269
Investment Purchased
with Proceeds from
Securities Lending*	11,291,310	—	—	—	11,291,310
Money Market Fund	—	930,944	—	—	930,944
Total Investments	$11,291,310	$49,055,213	$—	$—	$60,346,523

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

Refer to the Schedule of Investments for further information on the classification of investments.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2021

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Great Lakes Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Disciplined Equity Fund	0.60%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Institutional Class
Disciplined Equity Fund	N/A	0.85%
Large Cap Value Fund	N/A	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus.  After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	October 2021 –	April 2022 –	April 2023 –	April 2024 –
Fund	March 2022	March 2023	March 2024	September 2024
Disciplined Equity Fund	$24,383	$56,140	$94,494	$45,861
Large Cap Value Fund	13,346	40,009	79,283	29,442
Small Cap Opportunity Fund	—	887	31,352	13,625

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2021, are disclosed in the Statements of Operations.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2021

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Small Cap Opportunity Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended September 30, 2021, the Fund’s Investor Class incurred the following expenses pursuant to the Plan:

Fund	Amount
Small Cap Opportunity Fund	$6,562

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Disciplined Equity Fund
	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
Institutional Class:
Shares sold	49,653	163,060
Shares issued in reinvestment
of distributions	2,326	60,347
Shares redeemed	(276,385)	(507,145)
Net decrease in capital shares	(224,406)	(283,738)

	Large Cap Value Fund		Small Cap Opportunity Fund
	Six Months Ended		Six Months Ended
	September 30, 2021	Year Ended	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021	(Unaudited)	March 31, 2021
Investor Class:
Shares sold	—	—	901	12,984
Shares issued in reinvestment
of distributions	—	—	—	1,818
Shares redeemed	—	—	(13,696)	(362,683)
Net decrease	—	—	(12,795)	(347,881)
Institutional Class:
Shares sold	47,953	160,658	151,891	285,112
Shares issued in reinvestment
of distributions	4,470	22,911	—	15,532
Shares redeemed	(327,023)	(993,310)	(182,807)	(1,257,042)
Net decrease	(274,600)	(809,741)	(30,916)	(956,398)
Net decrease
in capital shares	(274,600)	(809,741)	(43,711)	(1,304,279)

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2021

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended September 30, 2021, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Disciplined Equity Fund	$—	$—	$18,366,416	$22,459,048
Large Cap Value Fund	—	—	1,310,811	4,616,903
Small Cap Opportunity Fund	—	—	11,211,483	12,062,009

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2021, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Disciplined Equity Fund	$8,412,309	$(445,375)	$7,966,934	$28,103,799
Large Cap Value Fund	10,118,131	(485,934)	9,632,197	34,904,305
Small Cap Opportunity Fund	10,282,394	(1,541,983)	8,740,411	52,408,458

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the differences in tax treatment of wash sales and distributions payable.

At March 31, 2021, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Fund	Income	Capital Gains	Losses	Appreciation	Earnings
Disciplined Equity Fund	$1,928,837	$3,345,602	$—	$7,966,934	$13,241,373
Large Cap Value Fund	—	—	(254,552)	9,632,197	9,377,645
Small Cap Opportunity Fund	4,437	—	(985,205)	8,740,411	7,759,643

As of March 31, 2021, the Funds’ most recently completed fiscal year end, the Funds’ had the following in capital loss carryovers, which will be permitted to be carried over for an unlimited period.

Fund	Short-Term	Long-Term
Disciplined Equity Fund	$—	$—
Large Cap Value Fund	—	—
Small Cap Opportunity Fund	—	985,205

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of each Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended March 31, 2021, the Funds do not plan to defer any late year losses. The Large Cap Value Fund plans to defer post-October losses of $254,552.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2021

The tax character of distributions paid during the period ended September 30, 2021, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Total
Disciplined Equity Fund	$107,697	$—	$107,697
Large Cap Value Fund	244,805	—	244,805
Small Cap Opportunity Fund	—	—	—

The tax character of distributions paid during the year ended March 31, 2021, the Funds’ most recently completed fiscal year end, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Return of Capital	Total
Disciplined Equity Fund	$104,406	$2,458,163	$—	$2,562,569
Large Cap Value Fund	892,361	11,840	4,900	909,101
Small Cap Opportunity Fund	416,160	—	—	416,160

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2021. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

9.  SECURITIES LENDING

Following the terms of a securities lending agreement with the Funds’ Custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned.  During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution.  Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price.  Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.  Currently, only the Small Cap Opportunity Fund is eligible to participate in securities lending.  As of September 30, 2021, the Small Cap Opportunity Fund had securities on loan with a value of $10,751,102 and collateral value of $11,291,310.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous.  The Fund is not

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2021

subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required.  The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

10.  LINE OF CREDIT

The Funds have established an unsecured line of credit (“LOC”) in the amount of $25,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matured on July 23, 2021 and was not renewed. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 3.25% as of and during the period the LOC was in effect of July 23, 2021. The Funds have authorized U.S. Bank N.A. to charge any of the accounts of the Funds for any missed payments. For the period April 1, 2021 through July 23, 2021, the Funds’ LOC activity was as follows:

			Amount			Date of
		Average	Outstanding as of	Interest	Maximum	Maximum
LOC Agent	Fund	Borrowings	September 30, 2021	Expense	Borrowing	Borrowing
U.S. Bank N.A.	Disciplined Equity Fund	$25,273	$—	$418	$1,482,000	04/20/2021
U.S. Bank N.A.	Large Cap Value Fund	3,923	—	65	376,000	04/20/2021

11.  SECTOR RISK

As of September 30, 2021, the Disciplined Equity Fund had a significant portion of its assets invested in the information technology sector.  The information technology sector may be more sensitive to short product cycles, competition, and more aggressive pricing than the overall market.

12.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of September 30, 2021, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Disciplined Equity Fund	Maril & Co. FBO	54.76%
	Wells Fargo Clearing	37.55%

Large Cap Value Fund	Maril & Co. FBO	42.00%
	Wintrust Financial Corp.	26.37%
	Wells Fargo Clearing	25.46%

Small Cap Opportunity Fund	Wells Fargo Clearing	45.17%
	Maril & Co. FBO	28.29%

Great Lakes Funds

Discussion of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Great Lakes Small Cap Opportunity Fund, the Great Lakes Large Cap Value Fund, and the Great Lakes Disciplined Equity Fund (each a “Fund” and together, the “Funds”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Great Lakes Advisors, LLC (“Great Lakes”) as the administrator of the Program (the “Program Administrator”). Personnel of Great Lakes conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020 (the “Reporting Period”). No significant liquidity events impacting the Funds during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, the Program Administrator manages and periodically reviews each Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. In the Report, Great Lakes provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage each Fund’s liquidity risk and each Fund’ s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Funds’ portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. The process utilized by Great Lakes for determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

Each Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, each Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, each Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Funds’ redemptions in-kind during the Reporting Period were effectuated in accordance with the Trust’s Redemption in Kind policy. The Report concluded, with respect to each Fund: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

Great Lakes Funds

Additional Information (Unaudited)
September 30, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

 (This Page Intentionally Left Blank.)

Great Lakes Funds

PRIVACY NOTICE (UNAUDITED)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Great Lakes Advisors, LLC
231 South LaSalle Street, 4th Floor
Chicago, Illinois 60604

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, President

Date   December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, President

Date   December 3, 2021

By (Signature and Title)* /s/ Benjamin J. Eirich
  Benjamin J. Eirich, Treasurer

Date   December 3, 2021

* Print the name and title of each signing officer under his or her signature.